Document and Entity Information	6 Months Ended
	Sep. 30, 2014	Nov. 12, 2014
Document And Entity Information
Entity Registrant Name	Oculus Innovative Sciences, Inc.
Entity Central Index Key	0001367083
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	XBRL is being amendment along with this Amendment No. 1 on Form S-1 to correct minor typographical errors that appeared in Notes 12 and 13.
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		8,660,580
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015